Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of Detailed Information About Other financial liabilities [Line Items]
Finance lease liabilities			¥ 48
Current	¥ 999	$ 141	14
Non-current			34
Total	999	141	¥ 48
Derivative Not Designated As Hedges Foreign Exchange Forward Contract
Disclosure of Detailed Information About Other financial liabilities [Line Items]
Other financial liabilities	¥ 999	$ 141